SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (CNY)	7 Months Ended	12 Months Ended			29 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Aug. 31, 2012
Foreign currency translation and risks
Rate for translation of balances of financial statements from RMB to US$	6.2108	6.2108
Revenue recognition
Business tax as a percentage of service-related revenues generated in PRC					5.00%
Value added tax rate (as a percent)	6.00%
Cost of revenues
Test monitoring costs		129,127,028	88,232,358	85,375,463
Royalty fees		15,594,990	22,032,654	17,561,272
Cash
Cash restricted from withdrawal	0	0
Inventories
Provisions to write-down the carrying amount of obsolete inventory to its estimated net realizable value				2,033,211
Software developed for internal use
Research and development costs
Capitalized costs for the period		0	0	0
Software developed for sale
Research and development costs
Capitalized costs for the period		0	0	0
Online test preparation and training service | Minimum
Revenue recognition
Period for which end users can access services		90 days
Online test preparation and training service | Maximum
Revenue recognition
Period for which end users can access services		365 days
Test-based education services | Minimum
Revenue recognition
Number of courses for which fees are not refundable if they are not completed		1
Test-based educational services for degree major course programs | Minimum
Revenue recognition
Period of revenue recognition		10 months
Test-based educational services for degree major course programs | Maximum
Revenue recognition
Period of revenue recognition		12 months
Licensing fees from authorized test centers
Revenue recognition
Period of revenue recognition		10 years
Test development services | Minimum
Revenue recognition
Period for development of tests		2 months
Test development services | Maximum
Revenue recognition
Period for development of tests		6 months